Share capital - Narrative (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Thousands	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 29, 2020 SFr / shares	Dec. 16, 2020 SFr / shares	Dec. 14, 2020 SFr / shares	Sep. 30, 2020 SFr / shares	Sep. 28, 2020 $ / shares	May 19, 2020 SFr / shares	May 19, 2020 $ / shares	Apr. 24, 2020 SFr / shares	Apr. 16, 2020 SFr / shares	Apr. 15, 2020 $ / shares	Dec. 16, 2019 SFr / shares	Sep. 02, 2019 SFr / shares	Jul. 05, 2019 SFr / shares	Jun. 14, 2019 SFr / shares	Jun. 07, 2019 SFr / shares	Feb. 06, 2019 SFr / shares	Dec. 18, 2018 SFr / shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	26,000,000	26,000,000
Par value per share (CHF per share) | (per share)	SFr 0.08		SFr 0.08	SFr 0.08	SFr 0.08	SFr 0.08	$ 34.00	SFr 0.08	$ 19.00	SFr 0.08	SFr 0.08	$ 18.75	SFr 0.08	SFr 0.08	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.08
Number of shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees (in shares)	11,700,000	11,700,000
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees | SFr	SFr 936
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees, par value (CHF per share) | SFr / shares	SFr 0.08
Authorised Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr	SFr 2,080
Number of shares authorized (in shares)	26,000,000	26,000,000
Authorised share capital, remaining | $		$ 2,080
Conditional Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr	SFr 1,624
Number of shares authorized (in shares)	20,300,000	20,300,000
Par value per share (CHF per share) | SFr / shares	SFr 0.08